Convertible Note Payable (Details Narrative) - USD ($)	1 Months Ended			6 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Oct. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jul. 18, 2019
Debt instrument maturity date, description				Mature on various dates from July 30, 2020 to May 7, 2021.
Proceeds from debt, net of issuance costs	$ 1,900,000	$ 1,900,000
Shares issued price per share							$ 1.00
Interest expenses				$ 200,000	$ 200,000
Convertible note payable, net of debt discounts				2,247,185		$ 916,511
Note Holder One [Member]
Beneficial conversion feature			$ 113,526
Note Holder Two [Member]
Beneficial conversion feature		165,580
Convertible Promissory Note-2 [Member]
Fair value of warrant liability		1,388,420
Convertible Promissory Note-2 [Member] | Warrants [Member]
Fair value of warrant liability		11,580
Convertible Promissory Note-2 [Member] | Warrants [Member] | Note Holder [Member]
Fair value of warrant liability		11,676
Convertible Promissory Note-1 [Member]
Fair value of warrant liability			988,874
Convertible Promissory Note-1 [Member] | Warrants [Member]
Fair value of warrant liability			11,126
Convertible Promissory Note-1 [Member] | Warrants [Member] | Note Holder [Member]
Fair value of warrant liability			11,250
Note-1 [Member]
Proceeds to beneficial conversion feature and detachable warrant			164,651
Unamortized debt discount				41,163
Interest expenses			108,000
Contractual interest obligation				26,000
Amortization of the discounts and debt issuance cost				82,000
Convertible note payable, net of debt discounts				998,837
Note-2 [Member]
Proceeds to beneficial conversion feature and detachable warrant		257,159
Unamortized debt discount				190,227
Finder Fee				80,000
Equity component cost				24,000
Debt discount				56,000
Interest expenses		101,000
Contractual interest obligation				19,000
Amortization of the discounts and debt issuance cost				82,000
Convertible note payable, net of debt discounts				$ 1,248,348
Private Placement [Member] | Convertible Promissory Note [Member]
Aggregate principal amount			$ 1,040,000
Debt instrument, interest rate			5.00%
Original issue discount			$ 40,000
Shares issued price per share			$ 9.0
Warrants to purchase common stock			26,667
Warrant exercise price			$ 9.0
Private Placement [Member] | Convertible Promissory Note-2 [Member]
Aggregate principal amount		$ 1,480,000
Debt instrument, interest rate		5.00%
Original issue discount		$ 80,000
Proceeds from debt, net of issuance costs		$ 1,340,000
Shares issued price per share		$ 9.0
Debt conversion description		On the Maturity Dates, the holders of the Notes have the rights to convert all of the outstanding balance of the Notes at a price of no less than $3.0 per share for Note-1 and $2.4 per share for Note-2.
Warrants to purchase common stock		53,334
Warrant exercise price		$ 9.0
Private Placement [Member] | Convertible Promissory Note-2 [Member] | Maximum [Member]
Shares upon conversion		1,000,000
Private Placement [Member] | Convertible Promissory Note-1 [Member]
Debt instrument maturity date, description			Both Notes mature in 12 months from the issue dates of the Notes
Proceeds from debt, net of issuance costs			$ 1,000,000
Debt conversion description			On the Maturity Dates, the holders of the Notes have the rights to convert all of the outstanding balance of the Notes at a price of no less than $3.0 per share for Note-1 and $2.4 per share for Note-2.
Private Placement [Member] | Convertible Promissory Note-1 [Member] | Purchase Agreement [Member]
Proceeds from debt, net of issuance costs		$ 1,900,000	$ 1,000,000
Shares issued price per share		$ 2.1
Shares upon conversion		285,714
Private Placement [Member] | Convertible Promissory Note-1 [Member] | Maximum [Member]
Shares upon conversion			470,000